Schedule of Investments (unaudited)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 5.5%
Black Belt Energy Gas District
RB, Series A, 5.25%, 05/01/55(a)	USD	535	$ 577,048
Refunding RB, 4.00%, 06/01/51(a)		1,715	1,715,759
County of Jefferson Sewer Revenue, Refunding RB, 5.25%, 10/01/49		3,020	3,233,976
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)		545	582,554
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,295	1,447,144
Mobile County IDA, RB, AMT, Series A, 5.00%, 06/01/54		3,180	3,228,779
Southeast Alabama Gas Supply District (The)
Refunding RB, 5.00%, 06/01/49(a)		6,000	6,326,624
Refunding RB, Series A, 5.00%, 08/01/54(a)		4,000	4,292,237
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%, 11/01/51(a)		1,785	1,794,189
RB, Series A-1, 5.50%, 01/01/53(a)		655	699,957
			23,898,267
Arizona — 1.8%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	255,924
RB, 7.10%, 01/01/55(b)		910	939,229
RB, 5.00%, 07/01/55(b)		285	266,813
RB, Series B, 5.13%, 07/01/47(b)		195	184,009
Refunding RB, 5.50%, 07/01/52(b)		610	611,496
Refunding RB, Series A, 5.00%, 07/01/26(b)		125	124,269
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	605,997
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	171,807
City of Phoenix Arizona IDA (The), RB, 5.00%, 07/01/46(b)		570	559,125
County of Pima IDA (The)
RB, 5.13%, 07/01/39		145	139,522
RB, 5.25%, 07/01/49		180	164,497
Refunding RB, 4.00%, 06/15/51(b)		625	504,194
Refunding RB, 5.00%, 07/01/56(b)		295	281,333
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	263,219
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	269,225
RB, 5.50%, 10/01/51(b)		280	257,976
RB, AMT, 4.00%, 10/15/47(b)		970	894,768
Refunding RB, Series A, 4.13%, 09/01/38		230	232,545
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	544,756
Sierra Vista IDA, RB, 6.38%, 06/15/64(b)		445	448,392
			7,719,096
Arkansas — 1.8%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		2,600	2,561,133
RB, AMT, 4.75%, 09/01/49(b)		4,165	4,125,922
RB, AMT, 5.70%, 05/01/53		350	367,624
RB, AMT, Series A, 6.88%, 07/01/48(b)		900	988,577
			8,043,256
California — 3.6%
California HFA, RB, Series 2021-3, Class A, 3.25%, 08/20/36		941	873,464
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)		150	150,035
RB, AMT, 4.00%, 07/15/29		2,500	2,488,045
Special Tax Bonds, Series A, 5.00%, 09/01/54		355	354,245
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)		250	250,678
Refunding RB, 5.00%, 07/01/51(b)		300	300,561
Security		Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)	USD	250	$ 238,477
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,174
RB, 6.00%, 05/01/43		85	85,047
City of Los Angeles Department of Airports, RB, AMT, 5.25%, 05/15/47		1,500	1,615,084
CMFA Special Finance Agency I, RB, Series A-2, 4.00%, 04/01/56(b)		1,505	1,173,329
CSCDA Community Improvement Authority
RB, 4.00%, 10/01/46(b)		1,055	854,151
RB, 4.00%, 07/01/56(b)		205	160,631
RB, 4.00%, 03/01/57(b)		505	357,768
RB, 4.00%, 07/01/58(b)		300	208,210
RB, 4.00%, 07/01/58(b)		265	186,199
RB, 4.00%, 12/01/59(b)		435	301,646
RB, 4.00%, 12/01/59(b)		1,080	692,921
RB, Series A, 3.00%, 09/01/56(b)		1,090	783,232
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(c)		29,390	3,245,482
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(c)		1,045	520,395
Rancho Mirage Community Facilities District, Special Tax Bonds, Series A, 5.00%, 09/01/54		330	336,730
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(c)		580	412,460
			15,903,964
Colorado — 2.8%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	919,484
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	491,034
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	459,206
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	392,762
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	145,256
City & County of Denver Airport System Revenue, Refunding RB, AMT, Series A, 4.13%, 11/15/53		455	425,639
Colorado Educational & Cultural Facilities Authority
Refunding RB, 4.00%, 12/01/30(b)		200	187,236
Refunding RB, 5.00%, 12/15/45(b)		500	494,011
Colorado Health Facilities Authority
RB, 5.25%, 11/01/39		195	217,236
RB, 5.50%, 11/01/47		120	133,556
RB, 5.25%, 11/01/52		305	329,702
RB, Series A, 5.00%, 05/15/35		250	199,928
RB, Series A, 5.00%, 05/15/44		270	183,758
RB, Series A, 5.00%, 05/15/49		420	269,391
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	967,315
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	611,191
GO, Series A, 5.00%, 08/01/49		540	541,090
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	503,576
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	375,924
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	457,447

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	USD	500	$ 492,375
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50		500	502,019
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	636,280
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)		725	491,188
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/37		250	251,588
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	635,512
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	496,853
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	500,047
			12,310,604
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority
RB, 07/01/54(d)		775	772,818
RB, Series A, 5.00%, 01/01/55(b)		570	484,954
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		2,430	2,421,229
			3,679,001
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)		665	646,713
Town of Bridgeville
Special Tax Bonds, 5.25%, 07/01/44(b)		100	104,319
Special Tax Bonds, 5.63%, 07/01/53(b)		100	105,186
			856,218
District of Columbia — 1.6%
District of Columbia, Refunding RB, 5.00%, 06/01/46		580	579,486
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(c)		8,970	2,152,852
RB, 0.00%, 06/15/46(c)		10,325	2,226,765
RB, 0.00%, 06/15/55(c)		17,300	2,101,034
			7,060,137
Florida — 10.4%
Antillia Community Development District, Special Assessment RB, 5.88%, 05/01/54		220	226,190
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/26(b)		475	460,925
Refunding RB, 4.00%, 11/15/28(b)		510	484,471
Refunding RB, 4.00%, 11/15/30(b)		555	514,066
Refunding RB, 4.00%, 11/15/34(b)		650	584,891
Refunding RB, 5.00%, 04/01/47		505	527,765
Buckhead Trails Community Development District
Special Assessment RB, 5.60%, 05/01/44		350	352,257
Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	219,690
Cabot Citrus Farms Community Development District, Special Assessment RB, 5.25%, 03/01/29		675	684,959
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(b)		145	148,155
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		465	459,729
Security		Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc.
RB, 5.00%, 06/15/49(b)	USD	100	$ 96,726
RB, 5.75%, 06/01/54(b)		420	351,189
RB, 5.00%, 01/01/55(b)		1,570	1,439,134
RB, 4.88%, 06/15/56(b)		1,335	1,144,037
RB, 0.00%, 07/01/61(b)(c)		10,070	663,134
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45		235	234,986
Charlotte County IDA, RB, 5.00%, 10/01/49(b)		615	615,384
Coral Creek Community Development District, Special Assessment RB, 5.75%, 05/01/54		140	145,072
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52		460	477,576
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(c)		935	313,166
Refunding RB, Series A-2, 0.00%, 10/01/47(c)		900	285,929
Refunding RB, Series A-2, 0.00%, 10/01/48(c)		635	201,470
Refunding RB, Series A-2, 0.00%, 10/01/49(c)		525	143,967
Crosswinds East Community Development District, Special Assessment RB, 5.75%, 05/01/54		105	108,804
Darby Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/35		1,025	1,056,005
Escambia County Health Facilities Authority
Refunding RB, 4.00%, 08/15/45		3,060	2,764,511
Refunding RB, (AGM), 3.00%, 08/15/50		2,500	1,868,912
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)		645	575,797
RB, 5.13%, 06/15/55(b)		2,490	2,156,044
RB, 6.50%, 06/30/57(b)(e)(f)		265	187,143
RB, Series A, 6.13%, 06/15/44(b)		45	45,013
RB, Series C, 5.75%, 12/15/56(b)		370	317,151
RB, AMT, 6.13%, 07/01/32(a)(b)		1,375	1,419,091
Refunding RB, 4.00%, 06/01/46(b)		300	228,667
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	840,582
Refunding RB, AMT, 12.00%, 07/15/32(a)(b)		4,060	4,311,070
Refunding RB, AMT, 5.50%, 07/01/53		415	432,497
Refunding RB, AMT, Series C, 8.25%, 07/01/57(a)(b)		1,000	1,035,764
Refunding RB, AMT, (AGM), 5.25%, 07/01/53		2,460	2,562,975
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/55		710	716,208
Golden Gem Community Development District, Special Assessment RB, 6.00%, 05/01/55		1,185	1,216,662
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	194,553
Special Assessment RB, 4.50%, 05/01/52		235	209,336
Hammock Oaks Community Development District, Special Assessment RB, 5.85%, 05/01/44		265	274,391
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	340,037
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%, 05/01/55		165	172,932
Lakewood Ranch Stewardship District
Special Assessment RB, 3.13%, 05/01/25		70	69,306
Special Assessment RB, 3.25%, 05/01/29		225	217,028
Special Assessment RB, 4.75%, 05/01/29		180	180,898
Special Assessment RB, 4.88%, 05/01/35		150	150,020
Special Assessment RB, 4.40%, 05/01/39		525	497,311
Special Assessment RB, 5.30%, 05/01/39		205	208,441
Special Assessment RB, 5.30%, 05/01/44		100	100,922

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District
Special Assessment RB, 5.45%, 05/01/48	USD	365	$ 369,308
Special Assessment RB, 4.00%, 05/01/49(b)		200	167,171
Special Assessment RB, 3.90%, 05/01/50		240	199,657
Special Assessment RB, 5.55%, 05/01/54		105	105,295
Lee County IDA, RB, Series 1, 11/15/29(d)		260	259,395
LT Ranch Community Development District
Special Assessment RB, 5.50%, 05/01/44		205	210,511
Special Assessment RB, 5.85%, 05/01/54		150	155,147
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%, 05/01/44		115	118,660
Marion Ranch Community Development District, Special Assessment RB, 5.95%, 05/01/54		285	291,471
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%, 05/01/44		100	103,391
Special Assessment RB, Series A, 6.00%, 05/01/54		110	113,742
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35		250	252,312
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		125	123,728
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		100	98,382
Special Assessment Refunding RB, 3.38%, 05/01/30		335	313,458
Parrish Plantation Community Development District
Special Assessment RB, 5.80%, 05/01/44		120	124,108
Special Assessment RB, 6.05%, 05/01/54		230	237,784
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	353,666
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	92,846
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	352,667
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		25	24,895
Special Assessment RB, 3.50%, 11/01/30		200	189,511
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	120,748
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	109,244
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53		815	676,364
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	569,833
Shadowlawn Community Development District, Special Assessment RB, 5.85%, 05/01/54		920	960,284
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	329,753
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	174,172
Trout Creek Community Development District
Special Assessment RB, 5.00%, 05/01/28		140	141,937
Special Assessment RB, 5.63%, 05/01/45		200	201,090
Security		Par (000)	Value
Florida (continued)
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	USD	705	$ 738,051
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	99,870
Special Assessment RB, 4.75%, 05/01/39		190	190,991
Special Assessment RB, 5.00%, 05/01/50		290	291,013
Special Assessment RB, 5.63%, 05/01/54		220	225,881
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	787,304
Westside Haines City Community Development District, Special Assessment RB, 6.00%, 05/01/54		210	216,738
Windward at Lakewood Ranch Community Development District, Special Assessment RB, 4.25%, 05/01/52		165	143,409
			45,466,726
Georgia — 0.8%
Development Authority of Cobb County (The), RB, Series A, 6.38%, 06/15/58(b)		145	148,799
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	146,000
Main Street Natural Gas, Inc.
RB, Series A, 5.00%, 05/15/49		905	984,546
RB, Series B, 5.00%, 12/01/52(a)		1,635	1,696,521
Municipal Electric Authority of Georgia, RB, 5.00%, 07/01/52		645	668,323
			3,644,189
Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		330	320,764
Illinois — 3.3%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/42		1,500	1,494,871
GO, Series A, 7.00%, 12/01/46(b)		250	268,931
GO, Series D, 5.00%, 12/01/46		485	483,142
GO, Refunding, Series A, 5.00%, 12/01/30		505	525,227
GO, Refunding, Series B, 4.00%, 12/01/35		230	223,511
GO, Refunding, Series B, 4.00%, 12/01/41		930	867,880
GO, Refunding, Series C, 5.00%, 12/01/34		625	638,935
Chicago O’Hare International Airport, Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,002,526
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 4.00%, 12/01/49		810	748,457
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	501,618
Illinois Finance Authority, Refunding RB, 6.13%, 02/01/45		150	150,022
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46		2,000	1,951,300
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	396,620
RB, 5.00%, 06/15/57		660	674,409
Refunding RB, 4.00%, 06/15/50		1,895	1,800,640
State of Illinois
GO, 5.00%, 04/01/31		1,000	1,001,023
GO, 5.00%, 05/01/39		1,275	1,276,091
GO, Series D, 5.00%, 11/01/28		295	307,290
GO, Refunding, Series B, 5.00%, 10/01/27		105	109,839
			14,422,332
Indiana — 0.4%
City of Valparaiso, Refunding RB, AMT, 4.50%, 01/01/34(b)		175	179,070

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Indiana (continued)
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)(e)(f)	USD	325	$ 225,875
Indiana Finance Authority, RB, AMT, 6.75%, 05/01/39		640	716,901
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53		400	441,649
			1,563,495
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46		570	547,392
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,642,138
PEFA, Inc., RB, 5.00%, 09/01/49(a)		400	407,833
			2,597,363
Kentucky — 0.6%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		130	126,539
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)		2,310	2,300,718
			2,427,257
Louisiana — 0.7%
Lafayette Parish School Board Sale Tax Revenue
RB, 4.00%, 04/01/48		175	170,506
RB, 4.00%, 04/01/53		110	103,711
Louisiana Public Facilities Authority
RB, 5.25%, 06/01/51(b)		455	381,640
RB, 5.25%, 06/01/60(b)		840	681,509
RB, Series A, 6.50%, 06/01/62(b)		150	146,930
RB, AMT, Series R2, 6.50%, 10/01/53(a)(b)		505	543,330
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,040,462
			3,068,088
Maine — 0.5%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)		670	439,342
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)		2,100	1,889,004
			2,328,346
Maryland — 1.4%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	250,079
City of Baltimore
RB, 4.88%, 06/01/42		170	172,167
Refunding TA, 3.20%, 06/01/30(b)		200	188,406
Refunding TA, 3.25%, 06/01/31(b)		225	210,223
Refunding TA, 3.30%, 06/01/32(b)		500	463,944
Refunding TA, 3.35%, 06/01/33(b)		540	498,018
Refunding TA, 3.40%, 06/01/34(b)		570	523,335
Refunding TA, 3.45%, 06/01/35(b)		610	558,170
Maryland EDC, RB, AMT, 5.25%, 06/30/47		570	597,545
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)		1,940	2,018,397
Refunding RB, 5.00%, 07/01/40		500	502,085
			5,982,369
Massachusetts — 0.9%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	1,007,683
RB, 5.00%, 10/01/54		710	693,401
RB, Series A, 5.00%, 01/01/47		500	503,204
RB, Series N, 5.00%, 07/01/44		500	500,104
Refunding RB, 5.00%, 10/01/57(b)		500	501,461
Security		Par (000)	Value
Massachusetts (continued)
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42	USD	310	$ 301,378
Refunding RB, AMT, Series A, 4.50%, 12/01/47		490	480,609
			3,987,840
Michigan — 0.6%
Michigan Strategic Fund
RB, 5.00%, 11/15/42		210	203,056
RB, AMT, 4.00%, 10/01/61(a)		1,200	1,204,479
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	501,104
RB, Series D, 5.00%, 12/01/40		500	505,100
RB, AMT, 5.00%, 12/01/39		250	249,340
			2,663,079
Minnesota — 1.1%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	609,301
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,868,335
City of Minneapolis, RB, Series A, 5.75%, 07/01/55		960	821,638
Duluth EDA, Refunding RB, 5.25%, 02/15/58		425	433,134
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)		240	244,368
Minnesota HFA, RB, (GNMA/FNMA/FHLMC COL), Series M, 6.00%, 01/01/53		675	715,710
			4,692,486
Missouri — 0.7%
City of St. Louis Missouri IDA (The)
Refunding RB, Series A, 4.38%, 11/15/35		215	176,575
Refunding RB, Series A, 5.75%, 06/15/54		585	593,377
Kansas City IDA
RB, Series C, 7.50%, 11/15/46		64	51,953
RB, AMT, 5.00%, 03/01/54		1,275	1,311,261
Refunding RB, 2.00%, 11/15/46		52	2,297
Refunding RB, 5.00%, 11/15/46		116	91,825
Kansas City Land Clearance Redevelopment Authority, TA, 5.00%, 02/01/40(b)		260	254,195
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	697,856
			3,179,339
Montana — 0.8%
City of Forsyth, Refunding RB, Series A, 3.90%, 03/01/31(a)		3,500	3,418,911
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	503,352
Nevada — 0.3%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.00%, 12/01/39		100	101,572
Special Assessment RB, 5.25%, 12/01/47		110	111,218
Special Assessment RB, 5.50%, 12/01/53		100	102,188
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		185	178,415
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		405	416,793
RB, 5.00%, 07/01/45		280	283,813
			1,193,999
New Hampshire — 0.5%
New Hampshire Business Finance Authority
RB, Series 1, 4.25%, 07/20/41		623	618,672
RB, Series A, 4.13%, 08/15/40		320	281,950

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority
RB, Series A, 4.25%, 08/15/46	USD	365	$ 304,000
RB, Series A, 4.50%, 08/15/55		755	621,072
Refunding RB, 4.63%, 11/01/42(b)		320	301,214
Refunding RB, AMT, 4.88%, 11/01/42(b)		130	123,239
			2,250,147
New Jersey — 2.6%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/39		250	251,441
Middlesex County Improvement Authority
RB, Series B, 6.13%, 01/01/25		555	6,854
RB, Series B, 6.25%, 01/01/37		1,210	14,944
New Jersey EDA
RB, 5.25%, 11/01/54(b)		945	836,000
RB, Series WW, 5.25%, 06/15/40		55	56,034
RB, Series WW, 5.25%, 06/15/40		945	962,897
RB, AMT, 6.50%, 04/01/31		70	71,194
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,103
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/51		1,065	1,018,820
Refunding RB, 4.25%, 07/01/44		395	395,317
Refunding RB, 5.00%, 07/01/44		220	220,357
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 4.25%, 12/01/45		275	274,374
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,397,358
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	653,222
New Jersey Transportation Trust Fund Authority
RB, Series AA, 5.25%, 06/15/41		205	207,471
RB, Series AA, 4.00%, 06/15/45		3,000	2,921,353
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	393,452
Refunding RB, Sub-Series B, 5.00%, 06/01/46		1,565	1,582,148
			11,513,339
New York — 6.9%
Build NYC Resource Corp.
RB, Series A, 6.13%, 07/01/43		385	401,486
RB, Series A, 6.38%, 07/01/53		705	728,888
Refunding RB, AMT, 5.00%, 01/01/35(b)		485	485,376
County of Cattaraugus, RB, 5.00%, 05/01/44		195	195,074
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	500,165
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	98,743
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25		165	162,628
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	970,538
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series E-1, 4.00%, 02/01/49		2,845	2,759,290
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	890,572
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%, 06/01/51		835	770,661
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50		1,000	976,172
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51		800	621,040
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49		3,690	3,614,355
Security		Par (000)	Value
New York (continued)
New York State Thruway Authority
Refunding RB, Series B, 4.00%, 01/01/45	USD	1,190	$ 1,150,573
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	500,051
RB, AMT, 5.00%, 10/01/35		710	745,370
RB, AMT, 5.63%, 04/01/40		500	544,722
RB, AMT, 5.00%, 12/01/40		830	869,738
RB, AMT, 4.00%, 04/30/53		640	527,782
RB, AMT, 6.00%, 06/30/54		6,000	6,579,072
Refunding RB, AMT, 5.38%, 08/01/36		865	929,350
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)		270	298,244
Onondaga Civic Development Corp.
Refunding RB, 08/01/44(d)		170	171,475
Refunding RB, 08/01/54(d)		230	235,181
Suffolk Regional Off-Track Betting Co.
RB, 5.00%, 12/01/34		405	408,890
RB, 5.75%, 12/01/44		700	720,734
RB, 6.00%, 12/01/53		1,000	1,039,901
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)		510	514,704
Refunding RB, 5.00%, 07/01/56(b)		560	540,062
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		670	645,203
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	504,334
			30,100,374
North Carolina — 0.3%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53		775	821,753
North Carolina Medical Care Commission
RB, Series A, 4.00%, 10/01/35		100	100,043
Refunding RB, Series A, 5.25%, 01/01/41		230	222,909
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	250,656
			1,395,361
North Dakota — 0.3%
City of Grand Forks, RB, (AGM), Series A, 5.00%, 12/01/53		350	367,642
County of Cass, Refunding RB, 5.25%, 02/15/58		855	879,820
			1,247,462
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		4,905	4,497,461
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	182,287
Refunding RB, 4.00%, 08/15/50		915	861,971
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	137,759
Refunding RB, 5.25%, 05/01/40		145	138,777
Refunding RB, 5.50%, 05/01/50		670	626,217
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		790	737,288
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)		265	236,800
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	370,309
			7,788,869
Oklahoma — 1.3%
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)		3,290	3,502,925
RB, Series B, 5.00%, 08/15/38		475	486,025
RB, Series B, 5.50%, 08/15/52		580	597,130

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oklahoma (continued)
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	USD	235	$ 220,903
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	968,066
			5,775,049
Oregon — 1.3%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50		200	192,814
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(c)		275	148,205
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	150,787
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)		305	269,325
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/49		5,000	4,708,178
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	277,197
			5,746,506
Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)		2,125	2,173,134
Beaver County IDA, Refunding RB, Series B, 3.75%, 10/01/47		775	666,811
Bucks County IDA, RB, 4.00%, 07/01/46		200	155,427
Doylestown Hospital Authority
Refunding RB, 5.00%, 07/01/31(b)		125	129,228
Refunding RB, 5.38%, 07/01/39(b)		290	307,132
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,165,441
Montgomery County IDA, RB, 5.00%, 11/15/45		875	898,007
Pennsylvania Economic Development Financing Authority
RB, AMT, 5.75%, 06/30/48		490	538,837
RB, AMT, 5.25%, 06/30/53		770	808,529
Refunding RB, Series B, 5.25%, 12/01/38(a)		455	459,440
Refunding RB, Series C, 5.25%, 12/01/37(a)		795	802,780
Refunding RB, AMT, 5.50%, 11/01/44		500	500,277
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series B, 3.00%, 06/01/47		1,010	742,980
RB, AMT, Sub-Series 1C, 5.00%, 06/01/51		165	163,546
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44		1,045	1,045,119
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52		235	248,669
Refunding RB, Series 2015, 5.00%, 04/01/45		500	501,973
School District of Philadelphia (The), GO, Series A, 5.50%, 09/01/48		265	292,399
			11,599,729
Puerto Rico — 9.8%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)		17,040	1,203,342
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(c)		537	362,586
GO, Series A1, 5.63%, 07/01/29		1,049	1,126,914
GO, Series A1, 5.75%, 07/01/31		440	487,232
GO, Series A1, 4.00%, 07/01/33		418	414,238
GO, Series A1, 4.00%, 07/01/35		375	368,682
GO, Series A1, 4.00%, 07/01/37		322	310,942
GO, Series A1, 4.00%, 07/01/41		438	409,770
Security		Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico
GO, Series A1, 4.00%, 07/01/46	USD	455	$ 413,784
GO, Sub-Series CW, 0.00%, 11/01/43(a)(c)(f)		2,306	1,412,119
GO, Sub-Series CW/CONV, 0.00%, 11/01/51(a)(c)(f)		131	55,497
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(c)(f)		7,043	4,401,873
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(c)(f)		6,249	1,820,303
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(a)(c)(f)		7,706	3,973,252
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(e)(f)		385	180,950
RB, Series A, 7.00%, 07/01/33(e)(f)		1,795	843,650
RB, Series A, 6.75%, 07/01/36(e)(f)		775	364,250
RB, Series A, 5.00%, 07/01/42(e)(f)		325	152,750
RB, Series A, 7.00%, 07/01/43(e)(f)		175	82,250
RB, Series A-1, 10.00%, 07/01/19(e)(f)		42	19,745
RB, Series A-2, 10.00%, 07/01/19(e)(f)		212	99,613
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	83,199
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	83,199
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	228,583
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	228,620
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	23,110
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	23,110
RB, Series CCC, 5.25%, 07/01/26(e)(f)		125	58,750
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	256,150
RB, Series CCC, 5.25%, 07/01/28(e)(f)		70	32,900
RB, Series D-1, 7.50%, 01/01/20(e)(f)		426	200,031
RB, Series D-2, 7.50%, 01/01/20(e)(f)		840	394,963
RB, Series D-4, 7.50%, 07/01/20(e)(f)		145	68,148
RB, Series TT, 5.00%, 07/01/18(e)(f)		160	75,200
RB, Series TT, 5.00%, 07/01/25(e)(f)		45	21,150
RB, Series TT, 5.00%, 07/01/26(e)(f)		190	89,300
RB, Series TT, 5.00%, 07/01/32(e)(f)		395	185,650
RB, Series WW, 5.50%, 07/01/17(e)(f)		110	51,700
RB, Series WW, 5.50%, 07/01/18(e)(f)		95	44,650
RB, Series WW, 5.50%, 07/01/19(e)(f)		70	32,900
RB, Series WW, 5.38%, 07/01/22(e)(f)		940	441,800
RB, Series WW, 5.38%, 07/01/24(e)(f)		65	30,550
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	77,550
RB, Series WW, 5.25%, 07/01/33(e)(f)		75	35,250
RB, Series WW, 5.50%, 07/01/38(e)(f)		220	103,400
RB, Series XX, 5.25%, 07/01/27(e)(f)		50	23,500
RB, Series XX, 5.25%, 07/01/35(e)(f)		30	14,100
RB, Series XX, 5.75%, 07/01/36(e)(f)		600	282,000
RB, Series XX, 5.25%, 07/01/40(e)(f)		2,320	1,090,400
Refunding RB, Series AAA, 5.25%, 07/01/22(e)(f)		160	75,200
Refunding RB, Series AAA, 5.25%, 07/01/28(e)(f)		265	124,550
Refunding RB, Series AAA, 5.25%, 07/01/29(e)(f)		40	18,800
Refunding RB, Series DDD, 5.00%, 07/01/19(e)(f)		895	420,650
Refunding RB, Series UU, 0.00%, 07/01/17(a)(c)(e)(f)		30	14,100
Refunding RB, Series UU, 0.00%, 07/01/18(a)(c)(e)(f)		30	14,100
Refunding RB, Series UU, 0.00%, 07/01/20(a)(c)(e)(f)		250	117,500
Refunding RB, Series UU, 4.43%, 07/01/31(a)(e)(f)		300	141,000
Refunding RB, Series ZZ, 5.00%, 07/01/17(e)(f)		70	32,900
Refunding RB, Series ZZ, 5.25%, 07/01/19(e)(f)		235	110,450
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	437,100
Refunding RB, Series ZZ, 5.25%, 07/01/24(e)(f)		150	70,500
Refunding RB, Series ZZ, 5.00%, 07/01/28(e)(f)		75	35,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series 1, 6.75%, 01/01/45		165	196,592
RB, AMT, Series 2, 6.50%, 01/01/42		110	130,661

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series 2, 6.75%, 01/01/45	USD	165	$ 196,399
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/33(c)		496	346,640
RB, Series A-1, 0.00%, 07/01/46(c)		1,971	628,734
RB, Series A-1, 4.75%, 07/01/53		3,377	3,328,531
RB, Series A-1, 5.00%, 07/01/58		2,125	2,110,755
RB, Series A-2, 4.33%, 07/01/40		3,825	3,769,768
RB, Series A-2, 4.54%, 07/01/53		317	301,634
RB, Series A-2, 4.78%, 07/01/58		7,226	7,114,516
RB, Series B-1, 0.00%, 07/01/46(c)		477	152,439
			42,672,374
Rhode Island — 0.1%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		460	435,073
South Carolina — 1.1%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)		1,880	2,007,744
South Carolina Jobs EDA
RB, 7.50%, 08/15/62(b)		325	307,666
RB, Series A, 5.50%, 11/01/54		1,100	1,220,950
Refunding RB, 4.00%, 11/15/27		105	103,414
Refunding RB, 5.00%, 02/01/38		200	205,521
Refunding RB, 5.00%, 02/01/38		800	812,766
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56		200	183,384
			4,841,445
Tennessee — 1.5%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	250,137
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(b)(e)(f)		1,205	44,223
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49		220	185,967
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(c)		685	256,134
Metropolitan Government Nashville & Davidson County Sports Authority, RB, (AGM), Series A, 5.25%, 07/01/48		935	1,026,406
Metropolitan Nashville Airport Authority (The)
RB, AMT, Series B, 5.25%, 07/01/35		320	350,183
RB, AMT, Series B, 5.50%, 07/01/36		265	295,069
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)		2,320	2,481,828
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)		1,750	1,848,623
			6,738,570
Texas — 6.8%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)		510	352,685
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(b)		1,305	1,101,851
RB, 7.88%, 11/01/62(b)		280	294,117
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		375	353,032
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	199,987
Refunding RB, Series C, 5.00%, 08/15/42		250	250,123
Security		Par (000)	Value
Texas (continued)
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(b)	USD	230	$ 210,662
City of Fate, Special Assessment RB, 5.75%, 08/15/54(b)		100	101,731
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/01/41		700	660,634
RB, AMT, Series 1, 5.00%, 07/15/30		395	398,269
Refunding RB, AMT, 4.75%, 07/01/24		200	200,014
Refunding RB, AMT, 5.00%, 07/15/27		140	144,319
Refunding RB, AMT, 5.00%, 07/01/29		1,500	1,500,948
Refunding RB, AMT, Series C, 5.00%, 07/15/27		1,410	1,452,417
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41		3,590	3,467,312
Refunding RB, AMT, (AGM), Series A, 5.25%, 07/01/48		485	521,914
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	501,556
County of Hays, Special Assessment RB, 7.00%, 09/15/45		200	204,184
Dallas ISD, GO (Permanent School Fund GTD), 5.00%, 02/15/48		1,375	1,468,050
Del Valle ISD, GO (Permanent School Fund GTD), 4.00%, 06/15/47		1,335	1,280,070
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		1,465	1,465,791
Fort Worth ISD, GO (Permanent School Fund GTD), 4.00%, 02/15/48		230	220,623
New Hope Cultural Education Facilities Finance Corp.
RB, Series 1, 5.50%, 01/01/57		430	402,309
RB, Series A, 5.00%, 08/15/51(b)		250	249,280
RB, Series A, 6.75%, 10/01/52		800	764,785
RB, Series A, 5.00%, 01/01/55		200	158,283
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	1,069,887
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(b)		300	302,167
Port of Beaumont Navigation District
RB, AMT, 2.88%, 01/01/41(b)		175	128,318
RB, AMT, Series A, 5.00%, 01/01/39(b)		2,330	2,370,343
RB, AMT, Series A, 5.13%, 01/01/44(b)		1,040	1,040,139
Refunding RB, AMT, 3.63%, 01/01/35(b)		690	613,128
Refunding RB, AMT, 4.00%, 01/01/50(b)		1,975	1,650,912
Tarrant County Cultural Education Facilities Finance Corp.
RB, 5.50%, 11/15/47		595	661,811
Refunding RB, 5.00%, 10/01/49		250	244,370
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%, 06/30/58		315	321,140
RB, AMT, 5.50%, 12/31/58		1,050	1,138,467
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(c)		1,000	476,929
RB, 0.00%, 08/01/42(c)		655	278,671
Texas Water Development Board, RB, 4.00%, 10/15/45		1,295	1,261,043
			29,482,271
Utah — 0.6%
Black Desert Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)		390	401,309
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)		285	237,731
Refunding RB, 5.00%, 10/15/44		1,615	1,617,707

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority
Refunding RB, 5.00%, 06/15/55(b)	USD	230	$ 216,806
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)		130	129,975
			2,603,528
Vermont — 0.5%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	621,218
RB, Series A, 4.50%, 12/01/44(b)		705	578,183
RB, Series A, 6.88%, 12/01/46(b)		785	829,143
			2,028,544
Virginia — 0.7%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%, 03/01/46		92	92,584
TA, Series A, 0.00%, 03/01/59(c)		220	173,993
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55		285	270,379
James City County EDA
RB, Series A, 6.88%, 12/01/58		345	376,640
RB, Series C3, 5.25%, 12/01/27		250	249,999
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		230	231,135
Special Assessment RB, 5.00%, 03/01/45(b)		85	83,087
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	245,082
RB, 5.00%, 01/01/34		190	191,502
RB, 5.00%, 01/01/49		365	331,595
Virginia Beach Development Authority
RB, Series A, 7.00%, 09/01/53		360	411,621
RB, Series B3, 5.38%, 09/01/29		235	241,036
			2,898,653
Washington — 0.8%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	200,212
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	250,209
Washington State Housing Finance Commission
RB, Series A, 5.00%, 07/01/50(b)		310	288,080
Refunding RB, 5.00%, 01/01/26(b)		190	190,878
Refunding RB, 5.00%, 01/01/43(b)		1,935	1,877,609
Refunding RB, 6.00%, 01/01/45(b)		210	209,749
Refunding RB, Series A, 5.00%, 07/01/43		200	208,404
Refunding RB, Series A, 5.00%, 07/01/48		190	195,893
			3,421,034
West Virginia — 0.3%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	380,582
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48		1,215	1,148,517
			1,529,099
Wisconsin — 4.3%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(e)(f)		195	27,300
RB, 0.00%, 01/01/35(b)(c)		1,055	538,438
RB, 4.50%, 01/01/35(b)		675	650,139
RB, 5.00%, 06/15/41(b)		210	208,722
RB, 6.85%, 11/01/46(b)(e)(f)		275	133,031
RB, 7.00%, 11/01/46(b)(e)(f)		155	74,981
RB, 5.38%, 07/15/47(b)		335	335,511
RB, 7.00%, 10/01/47(b)(e)(f)		195	27,300
RB, 5.63%, 06/15/49(b)		1,420	1,274,626
Security		Par (000)	Value
Wisconsin (continued)
Public Finance Authority
RB, 5.00%, 06/15/51(b)	USD	195	$ 164,311
RB, 5.25%, 12/01/51(b)		1,060	723,531
RB, 5.00%, 06/15/55(b)		550	524,570
RB, 5.00%, 06/15/55(b)		2,750	2,284,361
RB, 5.00%, 07/01/55(b)		880	736,521
RB, 5.00%, 01/01/56(b)		875	763,380
RB, 4.75%, 06/15/56(b)		440	315,024
RB, 5.00%, 06/15/56(b)		145	120,463
RB, 0.00%, 01/01/60(b)(c)		19,530	1,408,552
RB, Series A, 7.75%, 07/01/43(b)		1,920	1,977,316
RB, Series A, 5.63%, 06/15/49(b)		855	810,648
RB, AMT, 4.00%, 09/30/51		2,025	1,684,635
RB, AMT, 4.25%, 07/01/54		1,160	916,124
RB, AMT, 4.00%, 03/31/56		680	552,533
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	750,102
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%, 08/15/44		1,305	1,353,215
RB, Series A, 5.75%, 08/15/54		350	361,021
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	164,185
			18,880,540
Wyoming — 0.2%
University of Wyoming, RB, (AGM), Series C, 4.00%, 06/01/51		775	723,002
Total Municipal Bonds — 85.8% (Cost: $384,135,241)			374,601,447
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama — 1.2%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		5,095	5,358,575
New York — 1.6%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	908,218
Refunding RB, Series A-1, 4.15%, 11/01/38		1,414	1,405,880
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,533,807
			6,847,905
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.8% (Cost: $12,506,210)			12,206,480
Total Long-Term Investments — 88.6% (Cost: $396,641,451)			386,807,927
Shares
Short-Term Securities
Money Market Funds — 9.6%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 4.06%(h)	41,993,825	41,989,626

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Florida — 1.1%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Barclays Bank plc SBPA), 4.70%, 07/01/24(i)	USD	2,500	$ 2,500,000
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 3.90%, 07/08/24(i)		2,500	2,500,000
			5,000,000
New York — 0.6%
City of New York, GO, Sub-Series A-2, VRDN, (Mizuho Bank Ltd. LOC), 4.95%, 07/01/24(i)		2,500	2,500,000
Virginia — 0.6%
Loudoun County EDA, RB, Series F, VRDN, 3.85%, 07/08/24(i)		2,500	2,500,000
Total Municipal Bonds — 2.3% (Cost: $10,000,000)			10,000,000
Total Short-Term Securities — 11.9% (Cost: $51,988,811)			51,989,626
Total Investments — 100.5% (Cost: $448,630,262)			438,797,553
Other Assets Less Liabilities — 1.0%			4,199,196
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5)%			(6,716,541)
Net Assets — 100.0%			$ 436,280,208
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Annualized 7-day yield as of period end.
(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series E Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 374,601,447	$ —	$ 374,601,447
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,206,480	—	12,206,480
Short-Term Securities
Money Market Funds	41,989,626	—	—	41,989,626
Municipal Bonds	—	10,000,000	—	10,000,000
Unfunded Commitments(a)	—	—	2,334,721	2,334,721
	$ 41,989,626	$ 396,807,927	$ 2,334,721	$ 441,132,274
(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $6,647,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TA	Tax Allocation
VRDN	Variable Rate Demand Note